Accumulated other comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accumulated other comprehensive loss
Opening balance		¥ (2,700)	¥ 0
Foreign currency transaction adjustments, net of tax of nil	$ 27	190	(2,700)
Closing balance	$ (361)	¥ (2,510)	¥ (2,700)